FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.4%
	COMMUNICATIONS — 11.5%
2,253	Alphabet, Inc. - Class A1	$547,704
1,835	Alphabet, Inc. - Class C1	446,914
3,495	AT&T, Inc.[1]	98,699
25	Booking Holdings, Inc.[1]	134,982
1,472	Comcast Corp. - Class A1	46,250
841	Meta Platforms, Inc. - Class A1	617,614
164	Netflix, Inc.*,1	196,623
1,305	Uber Technologies, Inc.*,1	127,851
2,050	Verizon Communications, Inc.[1]	90,097
698	Walt Disney Co.[1]	79,921
		2,386,655
	CONSUMER DISCRETIONARY — 9.6%
3,823	Amazon.com, Inc.*,1	839,416
406	Home Depot, Inc.[1]	164,507
232	Lowe's Cos., Inc.[1]	58,304
537	McDonald's Corp.[1]	163,189
1,753	NIKE, Inc. - Class B1	122,237
848	Starbucks Corp.[1]	71,741
1,125	Tesla, Inc.*,1	500,310
460	TJX Cos., Inc.[1]	66,488
		1,986,192
	CONSUMER STAPLES — 5.1%
897	Altria Group, Inc.[1]	59,256
2,052	Coca-Cola Co.[1]	136,089
394	Colgate-Palmolive Co.	31,496
183	Costco Wholesale Corp.[1]	169,390
708	Mondelez International, Inc. - Class A1	44,229
727	PepsiCo, Inc.[1]	102,100
823	Philip Morris International, Inc.[1]	133,490
1,135	Procter & Gamble Co.[1]	174,393
190	Target Corp.[1]	17,043
1,796	Walmart, Inc.[1]	185,096
		1,052,582
	ENERGY — 2.9%
1,139	Chevron Corp.[1]	176,875
882	ConocoPhillips	83,428
2,998	Exxon Mobil Corp.[1]	338,025
		598,328
	FINANCIALS — 13.3%
297	American Express Co.[1]	98,652

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,936	Bank of America Corp.[1]	$151,468
978	Berkshire Hathaway, Inc. - Class B*,1	491,680
77	BlackRock, Inc.[1]	89,772
798	Charles Schwab Corp.[1]	76,185
940	Chubb Ltd.[1,2]	265,315
832	Citigroup, Inc.	84,448
167	Goldman Sachs Group, Inc.[1]	132,990
1,238	JPMorgan Chase & Co.[1]	390,502
438	Mastercard, Inc. - Class A1	249,139
1,459	MetLife, Inc.[1]	120,178
662	Morgan Stanley[1]	105,232
535	PayPal Holdings, Inc.*,1	35,877
686	U.S. Bancorp[1]	33,154
922	Visa, Inc. - Class A1	314,752
1,464	Wells Fargo & Co.[1]	122,713
		2,762,057
	HEALTH CARE — 8.8%
1,237	Abbott Laboratories	165,684
792	AbbVie, Inc.[1]	183,380
241	Amgen, Inc.[1]	68,010
909	Bristol-Myers Squibb Co.[1]	40,996
898	CVS Health Corp.[1]	67,700
288	Danaher Corp.[1]	57,099
165	Elevance Health, Inc.[1]	53,315
353	Eli Lilly & Co.[1]	269,339
558	Gilead Sciences, Inc.[1]	61,938
254	Intuitive Surgical, Inc.*,1	113,596
1,079	Johnson & Johnson[1]	200,068
915	Medtronic PLC[1,2]	87,145
1,134	Merck & Co., Inc.[1]	95,177
2,538	Pfizer, Inc.[1]	64,668
171	Thermo Fisher Scientific, Inc.[1]	82,938
656	UnitedHealth Group, Inc.[1]	226,517
		1,837,570
	INDUSTRIALS — 8.2%
442	3M Co.[1]	68,590
606	Boeing Co.*,1	130,793
391	Caterpillar, Inc.[1]	186,566
206	Deere & Co.[1]	94,195
320	Eaton Corp. PLC[1,2]	119,760
462	Emerson Electric Co.	60,605

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
140	FedEx Corp.[1]	$33,013
877	General Electric Co. DBA GE Aerospace[1]	263,819
527	Honeywell International, Inc.[1]	110,933
171	Lockheed Martin Corp.[1]	85,365
1,078	RTX Corp.[1]	180,382
375	Union Pacific Corp.[1]	88,639
453	United Parcel Service, Inc. - Class B1	37,839
1,053	Waste Management, Inc.[1]	232,534
		1,693,033
	MATERIALS — 1.9%
841	Linde PLC[1,2]	399,475

	REAL ESTATE — 1.6%
1,705	American Tower Corp., REIT[1]	327,906

	TECHNOLOGY — 35.3%
343	Accenture PLC[1,2]	84,584
242	Adobe, Inc.*,1	85,366
822	Advanced Micro Devices, Inc.*,1	132,991
5,513	Apple, Inc.[1]	1,403,775
418	Applied Materials, Inc.[1]	85,581
2,366	Broadcom, Inc.[1]	780,567
5,938	Cisco Systems, Inc.[1]	406,278
2,185	Intel Corp.[1]	73,307
508	International Business Machines Corp.[1]	143,337
153	Intuit, Inc.[1]	104,485
2,712	Microsoft Corp.[1]	1,404,680
8,947	NVIDIA Corp.[1]	1,669,331
882	Oracle Corp.[1]	248,054
1,126	Palantir Technologies, Inc. - Class A*,1	205,405
563	QUALCOMM, Inc.[1]	93,661
169	S&P Global, Inc.[1]	82,254
525	Salesforce, Inc.[1]	124,425
113	ServiceNow, Inc.*,1	103,992
462	Texas Instruments, Inc.[1]	84,883
		7,316,956
	UTILITIES — 2.2%
1,017	Duke Energy Corp.	125,854
2,707	NextEra Energy, Inc.[1]	204,352
1,442	Southern Co.[1]	136,658
		466,864
	TOTAL COMMON STOCKS
	(Cost $19,951,754)	20,827,618

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 19.1%
	CALL OPTIONS — 8.3%
	S&P 500 Index
19	Exercise Price: $7,000.01, Notional Amount: $13,300,019, Expiration Date: July 28, 2028*	$1,728,533
	TOTAL CALL OPTIONS
	(Cost $1,403,022)	1,728,533

	PUT OPTIONS — 10.8%
	iShares Core S&P 500 Index ETF
13	Exercise Price: $638.86, Notional Amount: $830,518, Expiration Date: July 28, 2028*	60,218
	S&P 500 Index
19	Exercise Price: $6,000.01, Notional Amount: $11,400,019, Expiration Date: July 28, 2028*	719,771
31	Exercise Price: $6,388.64, Notional Amount: $19,804,784, Expiration Date: July 28, 2028*	1,455,908
	TOTAL PUT OPTIONS
	(Cost $2,518,326)	2,235,897
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,921,348)	3,964,430
	TOTAL INVESTMENTS — 119.5%
	(Cost $23,873,102)	24,792,048
	Liabilities in Excess of Other Assets — (19.5)%	(4,038,241)
	TOTAL NET ASSETS — 100.0%	$20,753,807

	WRITTEN OPTIONS CONTRACTS — (20.4)%
	CALL OPTIONS — (14.5)%
	3M Co.
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: October 3, 2025*	(380)
	Abbott Laboratories
(3)	Exercise Price: $134.00, Notional Amount: $(40,200), Expiration Date: October 3, 2025*	(321)
	AbbVie, Inc.
(2)	Exercise Price: $220.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	(2,400)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Accenture PLC
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: October 3, 2025*	$(765)
	Adobe, Inc.
(1)	Exercise Price: $360.00, Notional Amount: $(36,000), Expiration Date: October 3, 2025*	(198)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $160.00, Notional Amount: $(32,000), Expiration Date: October 3, 2025*	(790)
	Alphabet, Inc. - Class A
(6)	Exercise Price: $247.50, Notional Amount: $(148,500), Expiration Date: October 3, 2025*	(807)
	Alphabet, Inc. - Class C
(5)	Exercise Price: $247.50, Notional Amount: $(123,750), Expiration Date: October 3, 2025*	(727)
	Altria Group, Inc.
(2)	Exercise Price: $66.00, Notional Amount: $(13,200), Expiration Date: October 3, 2025*	(108)
	Amazon.com, Inc.
(9)	Exercise Price: $220.00, Notional Amount: $(198,000), Expiration Date: October 3, 2025*	(2,178)
	American Express Co.
(1)	Exercise Price: $342.50, Notional Amount: $(34,250), Expiration Date: October 3, 2025*	(63)
	Amgen, Inc.
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: October 3, 2025*	(1,052)
	Apple, Inc.
(14)	Exercise Price: $255.00, Notional Amount: $(357,000), Expiration Date: October 3, 2025*	(2,870)
	Applied Materials, Inc.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: October 3, 2025*	(294)
	AT&T, Inc.
(9)	Exercise Price: $28.50, Notional Amount: $(25,650), Expiration Date: October 3, 2025*	(99)
	Bank of America Corp.
(7)	Exercise Price: $52.00, Notional Amount: $(36,400), Expiration Date: October 3, 2025*	(217)
	Berkshire Hathaway, Inc. - Class B
(2)	Exercise Price: $500.00, Notional Amount: $(100,000), Expiration Date: October 3, 2025*	(885)
	Boeing Co.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: October 3, 2025*	(70)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bristol-Myers Squibb Co.
(2)	Exercise Price: $44.00, Notional Amount: $(8,800), Expiration Date: October 3, 2025*	$(267)
	Broadcom, Inc.
(6)	Exercise Price: $335.00, Notional Amount: $(201,000), Expiration Date: October 3, 2025*	(1,797)
	Caterpillar, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(1,325)
	Charles Schwab Corp.
(2)	Exercise Price: $96.00, Notional Amount: $(19,200), Expiration Date: October 3, 2025*	(162)
	Chevron Corp.
(3)	Exercise Price: $160.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	(50)
	Cisco Systems, Inc.
(15)	Exercise Price: $68.00, Notional Amount: $(102,000), Expiration Date: October 3, 2025*	(1,177)
	Citigroup, Inc.
(2)	Exercise Price: $104.00, Notional Amount: $(20,800), Expiration Date: October 3, 2025*	(64)
	Coca-Cola Co.
(5)	Exercise Price: $66.00, Notional Amount: $(33,000), Expiration Date: October 3, 2025*	(315)
	Colgate-Palmolive Co.
(1)	Exercise Price: $79.00, Notional Amount: $(7,900), Expiration Date: October 3, 2025*	(130)
	Comcast Corp. - Class A
(4)	Exercise Price: $31.50, Notional Amount: $(12,600), Expiration Date: October 3, 2025*	(68)
	ConocoPhillips
(2)	Exercise Price: $98.00, Notional Amount: $(19,600), Expiration Date: October 3, 2025*	(34)
	CVS Health Corp.
(2)	Exercise Price: $76.00, Notional Amount: $(15,200), Expiration Date: October 3, 2025*	(265)
	Danaher Corp.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(1,345)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(150)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Eaton Corp. PLC
(1)	Exercise Price: $365.00, Notional Amount: $(36,500), Expiration Date: October 3, 2025*	$(1,085)
	Eli Lilly & Co.
(1)	Exercise Price: $725.00, Notional Amount: $(72,500), Expiration Date: October 3, 2025*	(3,947)
	Emerson Electric Co.
(1)	Exercise Price: $129.00, Notional Amount: $(12,900), Expiration Date: October 3, 2025*	(278)
	Exxon Mobil Corp.
(7)	Exercise Price: $117.00, Notional Amount: $(81,900), Expiration Date: October 3, 2025*	(81)
	General Electric Co. DBA GE Aerospace
(2)	Exercise Price: $295.00, Notional Amount: $(59,000), Expiration Date: October 3, 2025*	(1,420)
	Gilead Sciences, Inc.
(1)	Exercise Price: $112.00, Notional Amount: $(11,200), Expiration Date: October 3, 2025*	(91)
	Home Depot, Inc.
(1)	Exercise Price: $410.00, Notional Amount: $(41,000), Expiration Date: October 3, 2025*	(136)
	Honeywell International, Inc.
(1)	Exercise Price: $207.50, Notional Amount: $(20,750), Expiration Date: October 3, 2025*	(395)
	Intel Corp.
(5)	Exercise Price: $35.50, Notional Amount: $(17,750), Expiration Date: October 3, 2025*	(163)
	International Business Machines Corp.
(1)	Exercise Price: $287.50, Notional Amount: $(28,750), Expiration Date: October 3, 2025*	(166)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $440.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	(985)
	Johnson & Johnson
(3)	Exercise Price: $180.00, Notional Amount: $(54,000), Expiration Date: October 3, 2025*	(1,710)
	JPMorgan Chase & Co.
(3)	Exercise Price: $317.50, Notional Amount: $(95,250), Expiration Date: October 3, 2025*	(537)
	Lowe's Cos., Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: October 3, 2025*	(24)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: October 3, 2025*	(740)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	McDonald's Corp.
(1)	Exercise Price: $305.00, Notional Amount: $(30,500), Expiration Date: October 3, 2025*	$(159)
	Medtronic PLC
(2)	Exercise Price: $95.00, Notional Amount: $(19,000), Expiration Date: October 3, 2025*	(183)
	Merck & Co., Inc.
(3)	Exercise Price: $78.00, Notional Amount: $(23,400), Expiration Date: October 3, 2025*	(1,807)
	Meta Platforms, Inc. - Class A
(2)	Exercise Price: $740.00, Notional Amount: $(148,000), Expiration Date: October 3, 2025*	(1,190)
	Microsoft Corp.
(7)	Exercise Price: $512.50, Notional Amount: $(358,750), Expiration Date: October 3, 2025*	(5,407)
	Mondelez International, Inc. - Class A
(2)	Exercise Price: $64.00, Notional Amount: $(12,800), Expiration Date: October 3, 2025*	(25)
	Morgan Stanley
(2)	Exercise Price: $160.00, Notional Amount: $(32,000), Expiration Date: October 3, 2025*	(249)
	NextEra Energy, Inc.
(7)	Exercise Price: $76.00, Notional Amount: $(53,200), Expiration Date: October 3, 2025*	(388)
	NIKE, Inc. - Class B
(4)	Exercise Price: $69.00, Notional Amount: $(27,600), Expiration Date: October 3, 2025*	(1,410)
	NVIDIA Corp.
(22)	Exercise Price: $177.50, Notional Amount: $(390,500), Expiration Date: October 3, 2025*	(21,285)
	Oracle Corp.
(2)	Exercise Price: $282.50, Notional Amount: $(56,500), Expiration Date: October 3, 2025*	(910)
	Palantir Technologies, Inc. - Class A
(3)	Exercise Price: $177.50, Notional Amount: $(53,250), Expiration Date: October 3, 2025*	(2,017)
	PayPal Holdings, Inc.
(1)	Exercise Price: $68.00, Notional Amount: $(6,800), Expiration Date: October 3, 2025*	(56)
	PepsiCo, Inc.
(2)	Exercise Price: $140.00, Notional Amount: $(28,000), Expiration Date: October 3, 2025*	(294)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Pfizer, Inc.
(6)	Exercise Price: $23.50, Notional Amount: $(14,100), Expiration Date: October 3, 2025*	$(1,203)
	Philip Morris International, Inc.
(2)	Exercise Price: $165.00, Notional Amount: $(33,000), Expiration Date: October 3, 2025*	(80)
	Procter & Gamble Co.
(3)	Exercise Price: $152.50, Notional Amount: $(45,750), Expiration Date: October 3, 2025*	(565)
	QUALCOMM, Inc.
(1)	Exercise Price: $170.00, Notional Amount: $(17,000), Expiration Date: October 3, 2025*	(64)
	RTX Corp.
(3)	Exercise Price: $162.50, Notional Amount: $(48,750), Expiration Date: October 3, 2025*	(1,800)
	S&P 500 Index
(19)	Exercise Price: $6,000.01, Notional Amount: $(11,400,019), Expiration Date: July 28, 2028*	(2,932,880)
	Salesforce, Inc.
(1)	Exercise Price: $245.00, Notional Amount: $(24,500), Expiration Date: October 3, 2025*	(82)
	Southern Co.
(4)	Exercise Price: $94.00, Notional Amount: $(37,600), Expiration Date: October 3, 2025*	(450)
	Starbucks Corp.
(2)	Exercise Price: $83.00, Notional Amount: $(16,600), Expiration Date: October 3, 2025*	(421)
	Tesla, Inc.
(3)	Exercise Price: $437.50, Notional Amount: $(131,250), Expiration Date: October 3, 2025*	(4,455)
	Texas Instruments, Inc.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(168)
	TJX Cos., Inc.
(1)	Exercise Price: $143.00, Notional Amount: $(14,300), Expiration Date: October 3, 2025*	(208)
	U.S. Bancorp
(2)	Exercise Price: $49.50, Notional Amount: $(9,900), Expiration Date: October 3, 2025*	(17)
	Uber Technologies, Inc.
(3)	Exercise Price: $98.00, Notional Amount: $(29,400), Expiration Date: October 3, 2025*	(415)
	Union Pacific Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: October 3, 2025*	(225)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: October 3, 2025*	$(67)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $345.00, Notional Amount: $(69,000), Expiration Date: October 3, 2025*	(1,035)
	Verizon Communications, Inc.
(5)	Exercise Price: $43.50, Notional Amount: $(21,750), Expiration Date: October 3, 2025*	(280)
	Visa, Inc. - Class A
(2)	Exercise Price: $337.50, Notional Amount: $(67,500), Expiration Date: October 3, 2025*	(1,080)
	Walmart, Inc.
(4)	Exercise Price: $103.00, Notional Amount: $(41,200), Expiration Date: October 3, 2025*	(364)
	Walt Disney Co.
(2)	Exercise Price: $113.00, Notional Amount: $(22,600), Expiration Date: October 3, 2025*	(417)
	Wells Fargo & Co.
(4)	Exercise Price: $85.00, Notional Amount: $(34,000), Expiration Date: October 3, 2025*	(162)
	TOTAL CALL OPTIONS
	(Proceeds $2,578,245)	(3,014,949)

	PUT OPTIONS — (5.9)%
	S&P 500 Index
(19)	Exercise Price: $7,000.01, Notional Amount: $(13,300,019), Expiration Date: July 28, 2028*	(1,228,131)
	TOTAL PUT OPTIONS
	(Proceeds $1,373,714)	(1,228,131)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,951,959)	$(4,243,080)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $9,435,628, which represents 45.46% of the total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B2

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$690,964	3.3%
Switzerland	265,315	1.3%
United States	23,835,769	114.9%
Total Investments	24,792,048	119.5%
Liabilities in Excess of Other Assets	(4,038,241)	(19.5)%
Total Net Assets	$20,753,807	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B2

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.5%
Consumer Discretionary	9.6%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.3%
Health Care	8.8%
Industrials	8.2%
Materials	1.9%
Real Estate	1.6%
Technology	35.3%
Utilities	2.2%
Total Common Stocks	100.4%
Purchased Options Contracts	19.1%
Total Investments	119.5%
Liabilities in Excess of Other Assets	(19.5)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$20,827,618	$-	$-	$20,827,618
Total Investments	20,827,618	-	-	20,827,618
Purchased Options Contracts	-	3,964,430	-	3,964,430
Total Investments and Options	$20,827,618	$3,964,430	$-	$24,792,048

Liabilities
Written Options Contracts	$82,069	$4,161,011	$-	$4,243,080
Total Written Options Contracts	$82,069	$4,161,011	$-	$4,243,080

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.